Derivative Financial Instruments and Hedging (Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax, Cash flow hedges) (Detail) - Derivatives designated as hedging instruments - Cash flow hedges - JPY (¥)
¥ in Millions
	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Interest rate swap agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative	¥ 5,389	¥ 10,230	¥ 4,011	¥ 22,506
Interest rate swap agreements | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	(7)	(63)	30	157
Interest rate swap agreements | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	0	0	0	0
Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative	(36)	(186)	170	(172)
Foreign exchange contracts | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	0	(155)	0	17
Foreign exchange contracts | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	0	239	0	147
Foreign currency swap agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative	(750)	1,788	5,352	(545)
Foreign currency swap agreements | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	604	180	1,001	302
Foreign currency swap agreements | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	183	¥ (1,763)	(6,535)	¥ 1,262
Options held/written and other
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative	(913)		(838)
Options held/written and other | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	0		0
Options held/written and other | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	¥ 0		¥ 0